Unaudited condensed consolidated interim cash flow statement - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Condensed Cash Flow Statements, Captions [Line Items]
Net cash outflow from operating activities	[1]	£ (660)	£ (1,036)
Investing activities
Acquisitions	[1]	(67)	(127)
Disposals of investments and subsidiaries		60	5
Purchases of property, plant and equipment		(34)	(42)
Purchases of intangible assets		(51)	(46)
Proceeds on disposal of property, plant and equipment		4	1
Net cash outflow from investing activities		(88)	(209)
Financing activities
Principal elements of lease payments		(117)	(120)
Cash consideration for purchase of non-controlling interests		(51)	(7)
Share repurchases and buybacks		(20)	(92)
Proceeds from borrowings		455	666
Repayment of borrowings		0	(418)
Net payment on borrowing related derivatives		(4)	(26)
Financing and share issue costs		(7)	0
Dividends paid to non-controlling interests in subsidiary undertakings		(34)	(26)
Net cash inflow/(outflow) from financing activities		222	(23)
Net decrease in cash and cash equivalents		(526)	(1,268)
Foreign exchange translation of cash and cash equivalents		(4)	(31)
Cash and cash equivalents at the beginning of the period		2,706	2,467
Cash and cash equivalents at end of period		2,176	£ 1,168
Previously stated
Financing activities
Cash and cash equivalents at the beginning of the period		2,526
Increase (decrease) due to changes in accounting policy
Financing activities
Cash and cash equivalents at the beginning of the period		£ 180

[1]	Contingent consideration liability payments in excess of the amount determined at acquisition are recorded as operating activities.